Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
       Basis of Presentation and General Information

Euroseas Ltd. (the “Company” or “Euroseas”) was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On
June 28, 2005,
the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On
June 29, 2005,
Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd. Euroseas’ common shares trade on the Nasdaq Capital Market under the ticker symbol “ESEA”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note
6
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc. which, in turn, owns
[33.3]%
of the Company’s shares as of
December 31, 2018.

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off (the “Spin-off”) of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry Ltd ("EuroDry"). Shareholders of the Company received one
EuroDry common share for every
five
common shares of the Company they owned as of
May 23, 2018.
Shares of EuroDry commenced trading on
May 31, 2018
on the Nasdaq Capital Market under the symbol "EDRY." EuroDry operates in the dry cargo, drybulk shipping markets, owning and operating drybulk vessels previously owned and operated by Euroseas, and is now a separate publicly traded company. Euroseas continues to operate in the container shipping market and remains a publicly traded company. Accordingly, the results of operations and financial condition of EuroDry have been presented in discontinued operations for all periods presented.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned subsidiaries are set out below:

•	Allendale Investment S.A. incorporated in Panama on
January 22, 2002,
owner of the Panama flag
18,154
deadweight tons (“DWT”) /
1,169
twenty
-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in
1993
and acquired on
May 13, 2002.

•	Alterwall Business Inc. incorporated in Panama on
January 15, 2001,
owner of the Panama flag
18,253
DWT /
1,169
TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in
1990
and acquired on
February 16, 2001.

•	Diana Trading Ltd. incorporated in the Republic of Marshall Islands on
September 25, 2002,
owner of the Marshall Islands flag
69,734
DWT bulk carrier M/V “Irini”, which was built in
1988
and acquired on
October 15, 2002.
M/V “Irini” was sold on
July 10, 2013.

•	Xenia International Corp., incorporated in the Republic of Marshall Islands on
April 6, 2006,
owner of the Marshall Islands flag
22,568
DWT /
950
TEU multipurpose M/V “Tasman Trader”, which was built in
1990
and acquired on
April 27, 2006.
On
March 7, 2012,
the vessel was renamed M/V “Anking”. The vessel was sold on
June 4, 2013.

•	Prospero Maritime Inc., incorporated in the Republic of Marshall Islands on
July 21, 2006,
owner of the Marshall Islands flag
69,268
DWT dry bulk M/V “Aristides N.P.”, which was built in
1993
and acquired on
September 21, 2006.
The vessel was sold on
January 15, 2016.

•	Xingang Shipping Ltd., incorporated in Republic of Liberia on
October 16, 2006,
owner of the Liberian flag
23,596
DWT /
1,599
TEU container carrier M/V “YM Xingang I” , which was built in
February 1993
and acquired on
November 15, 2006.
On
July 11, 2009,
the vessel was renamed M/V “Mastro Nicos” and on
November 5, 2009,
it was renamed M/V “YM Port Kelang”. On
October 25, 2011
the vessel was renamed M/V “Marinos”. The vessel was sold on
November 26, 2015.

•	Manolis Shipping Ltd., incorporated in the Republic of Marshall Islands on
March 16, 2007,
owner of the Marshall Islands flag
20,346
DWT /
1,452
TEU container carrier M/V “Manolis P”, which was built in
1995
and acquired on
April 12, 2007.

•	Eternity Shipping Company, incorporated in the Republic of Marshall Islands on
May 17, 2007,
owner of the Marshall Islands flag
30,007
DWT /
1,742
TEU container carrier M/V “Clan Gladiator”, which was built in
1992
and acquired on
June 13, 2007.
On
May 9, 2008,
M/V “Clan Gladiator” was renamed M/V “OEL Transworld” and on
August 31, 2009
the vessel was renamed M/V “Captain Costas”. The vessel was sold on
May 10, 2016.

•	Pilory Associates Corp., incorporated in Panama on
July 4, 2007,
owner of the Panamanian flag
33,667
DWT /
1,932
TEU container carrier M/V “Despina P”, which was built in
1990
and acquired on
August 13, 2007.
The vessel was sold on
December 28, 2015.

•	Tiger Navigation Corp., incorporated in the Republic of Marshall Islands on
August 29, 2007,
owner of the Marshall Islands flag
31,627
DWT /
2,228
TEU container carrier M/V “Tiger Bridge”, which was built in
1990
and acquired on
October 4, 2007.
The vessel was sold on
November 9, 2015.

•	Noumea Shipping Ltd, incorporated in the Republic of Marshall Islands on
May 14, 2008,
owner of the Marshall Islands flag
34,677
DWT /
2,556
TEU container carrier M/V “Maersk Noumea”, renamed “Evridiki G”, which was built in
2001
and acquired on
May 22, 2008.

•	Saf-Concord Shipping Ltd., incorporated in the Republic of Liberia on
June 8, 2008,
owner of the Liberian flag
46,667
DWT bulk carrier M/V “Monica P”, which was built in
1998
and acquired on
January 19, 2009.
The vessel was sold on
June 25, 2018.

•	Eleni Shipping Ltd., incorporated in the Republic of Liberia on
February 11, 2009,
owner of the Liberian flag
72,119
DWT bulk carrier M/V “Eleni P”, which was built in
1997,
acquired on
March 6, 2009
and sold on
January 26, 2017.

•	Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on
May 21, 2010,
owner of the Liberian flag
30,306
DWT /
2008
TEU container carrier M/V “Aggeliki P” which was built in
1998,
acquired on
June 21, 2010
and sold on
December 6, 2017.

•	Joanna Maritime Ltd., incorporated in Liberia on
June 10, 2013,
owner of the Liberian flag
22,301
DWT /
1,732
TEU container carrier M/V “Joanna” which was built in
1999
and acquired on
July 4, 2013.
On
January 8, 2016,
the vessel has been renamed M/V “Vento di Grecale”. On
March 17, 2017
the vessel was again renamed M/V “Joanna”.

•	Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on
August 19, 2016,
owner of the Panamanian flag
18,581
DWT /
1,439
TEU container carrier M/V “Aegean Express” which was built in
1997
and acquired on
September 29, 2016.

•	Hull
2
Shipping Ltd., incorporated in the Republic of the Marshall Islands on
December 30, 2013,
owner of the Marshall Islands flag
20,976
DWT /
1,645
TEU container carrier M/V “RT Dagr” which was built in
1998
and acquired on
December 23, 2017.
The vessel was sold on
January 31, 2017.

•	Gregos Shipping Ltd., incorporated in the Republic of Liberia on
May 25, 2017,
owner of the Liberian flag
35,600
DWT /
2,788
TEU container carrier M/V “EM Astoria” which was built in
2004
and acquired on
June 20, 2017.

•	Athens Shipping Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
32,350
DWT /
2,506
TEU container carrier M/V “EM Athens” which was built in
2000
and acquired on
September 29, 2017.

•	Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
34,654
DWT /
2,556
TEU container carrier M/V “EM Corfu” which was built in
2001
and acquired on
October 29, 2017.

•	Oinousses Navigation Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
32,350
DWT /
2,506
TEU container carrier M/V “EM Oinousses” which was built in
2000
and acquired on
October 23, 2017.

•	Bridge Shipping Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
71,366
DWT /
5,610
TEU container carrier M/V “Akinada Bridge” which was built in
2001
and acquired on
December 21, 2017.

Eurocon Ltd. is an intermediate holding company between the vessel owning subsidiaries and Euroseas Ltd. Eurocon Ltd. was incorporated in the Republic of the Marshall Islands on
September 18, 2017.

As of
December 31, 2018,
the Company had a working capital surplus of
$0.4
million and has been incurring losses. The Company’s cash balance amounted to
$6.96
million and cash in restricted retention accounts amounted to
$6.25
million as of
December 31, 2018.
For the
two
years following
January 29, 2019
the holders of EuroDry Series B Preferred Shares will receive a cash dividend at a dividend rate of
12%
per annum, which will increase to
14%
thereafter (Note
15
). The Company intends to fund its working capital requirements via cash at hand, cash flow from operations, debt balloon payment refinancing and equity offerings. In the unlikely event that these are not
sufficient the Company
may
also draw down up to
$2.00
million under a commitment from COLBY Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, and possible vessel sales (where equity will be released), if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

During the years ended
December 31, 2016,
2017
and
2018,
the following charterers individually accounted for more than
10%
of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2016	2017	2018
CMA CGM, Marseille	19%	34%	51%
New Golden Sea Shipping Pte. Ltd., Singapore	30%	31%	33%
MSC Geneva	22%	17%	11%